Credit risk (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Loan Receivables	¥ 754,393,000	¥ 762,992,000
Accrued Interest	398,610,000	377,983,000
Gross Loan Receivables	1,153,003,000	1,140,975,000
Credit Impairment Losses	(597,870,000)	(478,792,000)
Carrying Amount	555,133,000	662,183,000
Stage 1 [Member]
Statement [Line Items]
Loan Receivables	0	0
Accrued Interest	0	0
Gross Loan Receivables	0	0
Credit Impairment Losses	0	0
Carrying Amount	0	0
Stage 3 [Member]
Statement [Line Items]
Loan Receivables	754,393,000	762,992,000
Accrued Interest	398,610,000	377,983,000
Gross Loan Receivables	1,153,003,000	1,140,975,000
Credit Impairment Losses	(597,870,000)	(478,792,000)
Carrying Amount	555,133,000	662,183,000
Stage 2 [Member]
Statement [Line Items]
Loan Receivables	0	0
Accrued Interest	0	0
Gross Loan Receivables	0	0
Credit Impairment Losses	0	0
Carrying Amount	¥ 0	¥ 0